Notes Payable (Carrying Value of The Subordinated Term Loan) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Principal amount of loan	$ 8,659	$ 8,500
Less: unamortized debt discount	(424)	(622)
Notes and Loans Payable	$ 8,235	$ 7,878